Other Assets - Schedule of Other Assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets - Schedule Of Other Assets Details
Nissan chargers			$ 462,552
Deposits		73,513	69,001
Inventory conversion costs		51,716	28,307
Other		6,814	9,843
Other asset	$ 90,578	$ 132,043	$ 569,703